N-4	Apr. 29, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
Entity Central Index Key	0000821051
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
SUPPLEMENT DATED JUNE 12, 2023 TO THE APRIL 29, 2023 PROSPECTUS
OF FIDELITY PERSONAL RETIREMENT ANNUITY®
ISSUED BY FIDELITY INVESTMENTS LIFE INSURANCE COMPANY (“FILI”)
This supplement should be read, retained, and used in conjunction with the Fidelity Personal Retirement Annuity® prospectus. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.
In “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT” the information relating to Morgan Stanley Emerging Markets Equity Portfolio is replaced with the following information:

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long‑term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.22%	-25.08%	-2.71%	0.59%

Prospectuses Available [Text Block]
This supplement should be read, retained, and used in conjunction with the Fidelity Personal Retirement Annuity® prospectus. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.
In “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT” the information relating to Morgan Stanley Emerging Markets Equity Portfolio is replaced with the following information:

Portfolio Companies [Table Text Block]

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long‑term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.22%	-25.08%	-2.71%	0.59%

C000011754 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long‑term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries
Portfolio Company Name [Text Block]	Morgan Stanley Emerging Markets Equity Portfolio
Portfolio Company Adviser [Text Block]	Adviser: Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(25.08%)
Average Annual Total Returns, 5 Years [Percent]	(2.71%)
Average Annual Total Returns, 10 Years [Percent]	0.59%